Other Assets - Summary of Detailed Information About Interest Rate Swaps (Detail) - Interest rate swap [member] ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount	¥ 222,086
Notional amount	¥ 1,290,000
Maturity date	May 18, 2023
Pay side	Fixed
Receive side	1 month